Convertible Notes and Non-Convertible Promissory Notes (Tables)	12 Months Ended
Sep. 30, 2025
Convertible Notes and Non-Convertible Promissory Notes [Abstract]
Schedule of Carrying Amounts of the Convertible Promissory Notes

The following table presents the carrying amounts of the convertible promissory notes as of each balance sheet date presented. All outstanding notes converted into preferred stock on September 2, 2025 and no balance remains as of September 30, 2025.

	September 30,
	2025	2024
2023 notes – principal	-	$8,000,000
Less: unamortized debt discount	-	(2,468,190)
2023 notes - carrying value, net	-	5,531,810
2024 notes - principal	-	1,581,192
Less: unamortized debt discount and debt issuance costs	-	(107,595)
2024 notes - carrying value, net	-	1,473,597
Total convertible notes, net	-	$7,005,407